Operating Leases	12 Months Ended
Dec. 31, 2022
Leases, Operating [Abstract]
Operating Leases
6.
OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group's determination of lease payments. As of December 31, 2021 and 2022, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	72,020	114,168	39,333
Lease cost for leases with terms less than one year	26,684	36,110	990
Total lease cost	98,704	150,278	40,323

For the years ended December 31, 2020, 2021 and 2022, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

6.
OPERATING LEASES – continued

The following is a maturity analysis as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
2022	75,134	—
2023	59,198	17,963
2024	22,577	8,201
2025	7,176	2,185
2026	—	—
Less: imputed interest	(16,871)	(2,096)
Total	147,214	26,253

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
Weighted average remaining lease term (years)	3.04	2.60	1.60
Weighted average discount rate (percentage)	8.58	9.35	9.23

Supplemental information related to the Group's operating leases for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for operating leases	70,458	94,641	36,383

During the year ended December 31, 2021, RMB13,635 impairment loss was recorded in relation to the right-of-use assets of selected leased office spaces while the Group exited the Online K-12 tutoring services.